Operating Segments (Non Current Assets by Geographical Location of the Assets) (Details) - USD ($) $ in Millions		Dec. 31, 2023	Dec. 31, 2022
Disclosure of geographical areas [Line Items]
Non-current assets	[1]	$ 7,306	$ 6,900
Israel [Member]
Disclosure of geographical areas [Line Items]
Non-current assets	[1]	4,454	4,208
Europe Region [Member]
Disclosure of geographical areas [Line Items]
Non-current assets	[1]	1,581	1,474
South America [Member]
Disclosure of geographical areas [Line Items]
Non-current assets	[1]	456	407
Asia [Member]
Disclosure of geographical areas [Line Items]
Non-current assets	[1]	441	461
North America [Member]
Disclosure of geographical areas [Line Items]
Non-current assets	[1]	369	346
Other [Member]
Disclosure of geographical areas [Line Items]
Non-current assets	[1]	$ 5	$ 4

[1]	Mainly consist of property, plant and equipment, intangible assets and non-current inventories.